Investments - Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Number of Securities
Number of Securities, Less than 12 months | security	9,500	3,700
Number of Securities, Greater than 12 months | security	2,784	317
Number of Securities | security	12,284	4,017
Fair Value
Fair Value, Less than 12 months	$ 14,228	$ 6,800
Fair Value, Greater than 12 months	4,264	584
Fair Value	18,492	7,384
Unrealized Losses
Unrealized Losses, Less than 12 months	1,226	84
Unrealized Losses, Greater than 12 months	614	22
Unrealized Losses	$ 1,840	$ 106
U.S. government securities
Number of Securities
Number of Securities, Less than 12 months | security	519	43
Number of Securities, Greater than 12 months | security	35	10
Number of Securities | security	554	53
Fair Value
Fair Value, Less than 12 months	$ 1,620	$ 242
Fair Value, Greater than 12 months	191	40
Fair Value	1,811	282
Unrealized Losses
Unrealized Losses, Less than 12 months	164	2
Unrealized Losses, Greater than 12 months	18	1
Unrealized Losses	$ 182	$ 3
States, municipalities and political subdivisions
Number of Securities
Number of Securities, Less than 12 months | security	859	233
Number of Securities, Greater than 12 months | security	196	13
Number of Securities | security	1,055	246
Fair Value
Fair Value, Less than 12 months	$ 1,370	$ 428
Fair Value, Greater than 12 months	322	33
Fair Value	1,692	461
Unrealized Losses
Unrealized Losses, Less than 12 months	95	3
Unrealized Losses, Greater than 12 months	34	1
Unrealized Losses	$ 129	$ 4
U.S. corporate securities
Number of Securities
Number of Securities, Less than 12 months | security	5,193	1,610
Number of Securities, Greater than 12 months | security	1,479	165
Number of Securities | security	6,672	1,775
Fair Value
Fair Value, Less than 12 months	$ 6,537	$ 2,296
Fair Value, Greater than 12 months	1,822	238
Fair Value	8,359	2,534
Unrealized Losses
Unrealized Losses, Less than 12 months	622	31
Unrealized Losses, Greater than 12 months	281	9
Unrealized Losses	$ 903	$ 40
Foreign securities
Number of Securities
Number of Securities, Less than 12 months | security	1,168	449
Number of Securities, Greater than 12 months | security	403	57
Number of Securities | security	1,571	506
Fair Value
Fair Value, Less than 12 months	$ 1,715	$ 747
Fair Value, Greater than 12 months	592	91
Fair Value	2,307	838
Unrealized Losses
Unrealized Losses, Less than 12 months	147	20
Unrealized Losses, Greater than 12 months	97	4
Unrealized Losses	$ 244	$ 24
Residential mortgage-backed securities
Number of Securities
Number of Securities, Less than 12 months | security	452	165
Number of Securities, Greater than 12 months | security	91	10
Number of Securities | security	543	175
Fair Value
Fair Value, Less than 12 months	$ 464	$ 593
Fair Value, Greater than 12 months	257	36
Fair Value	721	629
Unrealized Losses
Unrealized Losses, Less than 12 months	39	9
Unrealized Losses, Greater than 12 months	50	1
Unrealized Losses	$ 89	$ 10
Commercial mortgage-backed securities
Number of Securities
Number of Securities, Less than 12 months | security	288	188
Number of Securities, Greater than 12 months | security	187	35
Number of Securities | security	475	223
Fair Value
Fair Value, Less than 12 months	$ 611	$ 462
Fair Value, Greater than 12 months	381	112
Fair Value	992	574
Unrealized Losses
Unrealized Losses, Less than 12 months	69	7
Unrealized Losses, Greater than 12 months	86	5
Unrealized Losses	$ 155	$ 12
Other asset-backed securities
Number of Securities
Number of Securities, Less than 12 months | security	1,008	1,011
Number of Securities, Greater than 12 months | security	391	26
Number of Securities | security	1,399	1,037
Fair Value
Fair Value, Less than 12 months	$ 1,893	$ 2,030
Fair Value, Greater than 12 months	694	31
Fair Value	2,587	2,061
Unrealized Losses
Unrealized Losses, Less than 12 months	88	12
Unrealized Losses, Greater than 12 months	48	1
Unrealized Losses	$ 136	$ 13
Redeemable preferred securities
Number of Securities
Number of Securities, Less than 12 months | security	13	1
Number of Securities, Greater than 12 months | security	2	1
Number of Securities | security	15	2
Fair Value
Fair Value, Less than 12 months	$ 18	$ 2
Fair Value, Greater than 12 months	5	3
Fair Value	23	5
Unrealized Losses
Unrealized Losses, Less than 12 months	2	0
Unrealized Losses, Greater than 12 months	0	0
Unrealized Losses	$ 2	$ 0